STOCK OPTIONS (Details 2) - $ / shares	3 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Apr. 21, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options			3,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.64	$ 0.57		$ 0.59	$ 0.22	$ 0.22	$ 0.19
Number of Options	9,730,985	6,604,880		6,960,609	4,082,988	3,768,428	1,310,665
Number of Exercisable Options	6,477,238	3,488,476
Stock Option One [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.165	$ 0.165
Number of Options	374,324	437,236
Expiry Date	Apr. 01, 2021	Apr. 01, 2021
Number of Exercisable Options	374,324	291,492
Stock Option Two [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23	$ 0.23
Number of Options	99,610	99,610
Expiry Date	Jun. 20, 2021	Jun. 20, 2021
Number of Exercisable Options	99,610	67,107
Stock Option Three [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23	$ 0.23
Number of Options	2,972,592	2,972,592
Expiry Date	Jul. 01, 2021	Jul. 01, 2021
Number of Exercisable Options	2,972,592	2,972,592
Stock Option Four [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23	$ 0.23
Number of Options	204,460	225,442
Expiry Date	Feb. 17, 2022	Feb. 17, 2022
Number of Exercisable Options	136,314	157,285
Stock Option Five [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.22	$ 1.22
Number of Options	400,000	400,000
Expiry Date	Nov. 24, 2022	Nov. 24, 2022
Number of Exercisable Options	0	0
Stock Option Six [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.00	$ 1.00
Number of Options	2,430,000	2,470,000
Expiry Date	Dec. 14, 2022	Dec. 14, 2022
Number of Exercisable Options	0	0
Stock Option Seven [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.00
Number of Options	250,000
Expiry Date	Apr. 26, 2023
Number of Exercisable Options	0
Stock Option Eight [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.25
Number of Options	906,077
Expiry Date	Jul. 28, 2025
Number of Exercisable Options	906,077
Stock Option Nine [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.25
Number of Options	93,923
Expiry Date	Dec. 30, 2025
Number of Exercisable Options	59,158
Stock Option Ten [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95
Number of Options	9,486
Expiry Date	Feb. 02, 2017
Number of Exercisable Options	9,486
Stock Option Eleven [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95
Number of Options	111,937
Expiry Date	Mar. 28, 2023
Number of Exercisable Options	111,937
Stock Option Twelve [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95
Number of Options	31,620
Expiry Date	Mar. 03, 2024
Number of Exercisable Options	31,620
Stock Option Thirteen [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95
Number of Options	15,810
Expiry Date	Mar. 14, 2024
Number of Exercisable Options	15,810
Stock Option Fourteen [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95
Number of Options	82,213
Expiry Date	Sep. 30, 2024
Number of Exercisable Options	82,213
Stock Option Fifteen [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95
Number of Options	7,431
Expiry Date	Jun. 02, 2025
Number of Exercisable Options	7,431
Stock Option Sixteen [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95
Number of Options	671,859
Expiry Date	Jul. 29, 2025
Number of Exercisable Options	671,859
Stock Option Seventeen [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95
Number of Options	69,643
Expiry Date	Dec. 30, 2025
Number of Exercisable Options	8,193
Stock Option Eighteen [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05
Number of Options	36,697
Expiry Date	Feb. 02, 2017
Number of Exercisable Options	36,697
Stock Option Nineteen [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05
Number of Options	423,642
Expiry Date	Mar. 28, 2023
Number of Exercisable Options	423,642
Stock Option Twenty [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05
Number of Options	122,324
Expiry Date	Mar. 03, 2024
Number of Exercisable Options	122,324
Stock Option Twenty one [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05
Number of Options	70,548
Expiry Date	Mar. 14, 2024
Number of Exercisable Options	61,162
Stock Option Twenty two [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05
Number of Options	318,042
Expiry Date	Sep. 30, 2024
Number of Exercisable Options	318,042
Stock Option Twenty three [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05
Number of Options	28,747
Expiry Date	Jun. 02, 2025
Number of Exercisable Options	28,747